Other Accounts Receivable	12 Months Ended
Dec. 31, 2017
Other Accounts Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE

NOTE 8:	OTHER ACCOUNTS RECEIVABLE

Composition:

	December 31,
	2017	2016
	U.S. dollars in thousands

Government authorities (*)	15	179
Prepaid expenses	85	130
Other (*)	12	12

	112	321

(*)	The government authorities and others are monetary items which are denominated or linked to NIS.

The carrying amount of other accounts receivable is a reasonable approximation of the fair value because the effect of discounting is immaterial.